SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets arising from:
-Accrued expenses	$ 6,558,359	$ 3,954,375
-Deferred income	258,255	275,687
-Property, Plant and Equipment	1,210,006	257,550
-Other non-current assets	146,918	138,384
-Tax loss carryforwards	5,031,657	27,783,051
Gross deferred income tax assets	13,205,195	32,409,047
Less: valuation allowance	(5,031,657)	(26,629,179)
Net deferred income tax assets	8,173,538	5,779,868
Deferred income tax liabilities arising from:
- Intangible assets	(148,467)	(235,217)
- Equity method investment	0	(1,153,872)
- Dividend withholding tax	(6,085,290)	(6,085,290)
Deferred income tax liabilities	(6,233,757)	(7,474,379)
Classification on consolidated balance sheets:
Deferred income tax assets, included in other non-current assets	8,173,538	4,625,996
Deferred income tax liabilities, included in other liabilities	$ (6,233,757)	$ (6,320,507)